Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.19%(b)
Apparel, Accessories & Luxury Goods–0.41%
ANTA Sports Products Ltd.	17,600	$157,535
Shenzhou International Group Holdings Ltd.	6,900	58,412
		215,947
Automobile Manufacturers–0.25%
BYD Co. Ltd., H Shares	4,500	133,221
Automotive Parts & Equipment–2.18%
Fuyao Glass Industry Group Co. Ltd., A Shares	182,100	1,135,240
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	800	4,181
		1,139,421
Biotechnology–2.28%
Innovent Biologics, Inc.(c)(d)	241,000	1,193,028
Broadline Retail–5.22%
Alibaba Group Holding Ltd.	200,900	1,976,900
MINISO Group Holding Ltd., A shares	59,400	248,315
PDD Holdings, Inc., ADR(d)	3,938	507,569
		2,732,784
Coal & Consumable Fuels–1.91%
China Shenhua Energy Co. Ltd., A Shares	67,800	372,950
China Shenhua Energy Co. Ltd., H Shares	63,000	261,961
Shaanxi Coal Industry Co. Ltd., A Shares	112,700	364,526
		999,437
Construction & Engineering–0.11%
China Communications Services Corp. Ltd., H Shares	110,000	56,513
Construction Machinery & Heavy Transportation Equipment– 0.30%
Weichai Power Co. Ltd., H Shares	97,000	155,243
Distillers & Vintners–5.32%
Kweichow Moutai Co. Ltd., A Shares	8,200	1,612,102
Luzhou Laojiao Co. Ltd., A Shares	12,800	231,557
Wuliangye Yibin Co. Ltd., A Shares	53,500	939,954
		2,783,613
Diversified Banks–7.96%
Bank of China Ltd., H Shares	4,208,000	1,873,772
China Construction Bank Corp., H Shares	2,494,000	1,741,525
China Merchants Bank Co. Ltd., H Shares	134,000	555,407
		4,170,704
Diversified Metals & Mining–4.27%
CMOC Group Ltd., A Shares	2,155,700	2,236,392
Shares		Value
Education Services–1.22%
New Oriental Education & Technology Group, Inc.(d)	98,800	$639,497
Electrical Components & Equipment–3.16%
Sieyuan Electric Co. Ltd., A Shares	180,300	1,656,660
Electronic Components–4.02%
Avary Holding Shenzhen Co. Ltd., A Shares	182,900	945,753
Luxshare Precision Industry Co. Ltd., A Shares	174,664	927,676
Zhejiang Crystal-Optech Co. Ltd., A Shares	91,200	230,245
		2,103,674
Footwear–1.47%
Huali Industrial Group Co. Ltd., A Shares	61,000	491,457
Stella International Holdings Ltd.	167,000	278,359
		769,816
Gas Utilities–5.12%
China Resources Gas Group Ltd.	248,000	841,657
ENN Energy Holdings Ltd.	42,400	296,684
Enn Natural Gas Co. Ltd., A Shares	569,000	1,543,700
		2,682,041
Gold–7.78%
Zijin Mining Group Co. Ltd., A Shares	1,198,500	2,764,328
Zijin Mining Group Co. Ltd., H Shares	646,000	1,310,324
		4,074,652
Heavy Electrical Equipment–2.61%
NARI Technology Co. Ltd., A Shares	411,100	1,365,880
Hotels, Resorts & Cruise Lines–0.51%
Trip.com Group Ltd.(d)	6,300	268,958
Household Appliances–2.83%
Haier Smart Home Co. Ltd., A Shares	392,807	1,483,594
Industrial Machinery & Supplies & Components–1.57%
Haitian International Holdings Ltd.	190,000	551,243
Huaming Power Equipment Co. Ltd.	98,800	269,264
		820,507
Integrated Oil & Gas–1.97%
PetroChina Co. Ltd., A Shares	395,800	490,524
PetroChina Co. Ltd., H Shares	624,000	541,866
		1,032,390
Interactive Home Entertainment–3.84%
Bilibili, Inc., ADR(d)	7,635	115,670
Bilibili, Inc., Z Shares(d)	28,920	440,050
NetEase, Inc.	78,800	1,453,354
		2,009,074
Interactive Media & Services–13.40%
Kanzhun Ltd., ADR	8,578	116,489
Kuaishou Technology(c)(d)	41,200	230,748
Tencent Holdings Ltd.	144,500	6,668,163
		7,015,400

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value
Investment Banking & Brokerage–0.59%
Futu Holdings Ltd., ADR (Hong Kong)(d)	4,859	$307,477
Life & Health Insurance–0.60%
AIA Group Ltd. (Hong Kong)	24,600	164,546
China Life Insurance Co. Ltd., H Shares	109,000	151,222
		315,768
Marine Transportation–1.32%
SITC International Holdings Co. Ltd.	309,000	689,619
Movies & Entertainment–3.18%
Tencent Music Entertainment Group, ADR	117,367	1,664,264
Oil & Gas Drilling–0.69%
China Oilfield Services Ltd., H Shares	410,000	361,166
Oil & Gas Storage & Transportation–0.07%
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	30,000	35,989
Paper Products–0.28%
Lee & Man Paper Manufacturing Ltd.	468,000	144,805
Pharmaceuticals–0.18%
Hansoh Pharmaceutical Group Co. Ltd.(c)	44,000	96,244
Property & Casualty Insurance–1.01%
PICC Property & Casualty Co. Ltd., H Shares	402,000	527,150
Real Estate Development–0.68%
Longfor Group Holdings Ltd.(c)	275,500	357,904
Real Estate Services–0.56%
KE Holdings, Inc., A shares	63,200	292,219
Shares		Value
Renewable Electricity–4.56%
China Yangtze Power Co. Ltd., A Shares	442,724	$1,829,499
Sichuan Chuantou Energy Co. Ltd., A Shares	216,200	560,091
		2,389,590
Restaurants–1.09%
Meituan, B Shares(c)(d)	41,320	572,144
Semiconductor Materials & Equipment–0.09%
Flat Glass Group Co. Ltd., H Shares	33,000	47,890
Specialty Chemicals–0.86%
Wanhua Chemical Group Co. Ltd., A Shares	42,000	450,807
Steel–0.49%
Zhejiang JIULI Hi-tech Metals Co. Ltd., A Shares	86,500	256,478
Technology Hardware, Storage & Peripherals–1.23%
Lenovo Group Ltd.	498,000	645,015
Total Common Stocks & Other Equity Interests (Cost $46,011,284)		50,892,975

Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f)	366,104	366,104
Invesco Treasury Portfolio, Institutional Class, 5.20%(e)(f)	679,876	679,876
Total Money Market Funds (Cost $1,045,980)		1,045,980
TOTAL INVESTMENTS IN SECURITIES–99.19% (Cost $47,057,264)		51,938,955
OTHER ASSETS LESS LIABILITIES–0.81%		426,240
NET ASSETS–100.00%		$52,365,195
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $2,454,249, which represented 4.69% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,289	$7,347,277	$(7,126,462)	$-	$-	$366,104	$12,520
Invesco Liquid Assets Portfolio, Institutional Class	103,766	4,767,570	(4,871,333)	(9)	6	-	8,890
Invesco Treasury Portfolio, Institutional Class	166,045	8,888,509	(8,374,678)	-	-	679,876	14,576
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	208,790	4,881,564	(5,090,354)	-	-	-	10,408*
Invesco Private Prime Fund	537,124	12,147,529	(12,685,305)	(6)	658	-	27,935*
Total	$1,161,014	$38,032,449	$(38,148,132)	$(15)	$664	$1,045,980	$74,329

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,711,469	$48,181,506	$—	$50,892,975
Money Market Funds	1,045,980	—	—	1,045,980
Total Investments	$3,757,449	$48,181,506	$—	$51,938,955
Invesco Greater China Fund